Income Taxes - Schedule of Deferred Income Taxes (Details) - CAD CAD in Millions	Dec. 31, 2016	Dec. 31, 2015
Gross deferred income tax assets
Tax loss and credit carryforwards	CAD 675	CAD 387
Regulatory liabilities	292	210
Employee future benefits	155	116
Fair value of long-term debt adjustment	88	0
Unrealized foreign exchange losses on long-term debt	56	65
Other	57	58
Deferred tax assets, gross	1,323	836
Deferred income tax assets valuation allowance	(56)	(73)
Net deferred income tax assets	1,267	763
Gross deferred income tax liabilities
Utility capital assets	(4,213)	(2,575)
Regulatory assets	(242)	(201)
Intangible assets	(75)	(37)
Deferred tax liabilities, gross	(4,530)	(2,813)
Net deferred income tax liability	(3,263)	(2,050)
Unrealized Foreign Exchange Losses on Long-Term Debt
Gross deferred income tax assets
Deferred income tax assets valuation allowance	CAD (56)	CAD (65)